Provisions for legal proceedings and contingent liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	R$ 922	R$ 845
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	160	190
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	98	34
P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	257	248
I C M S [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	10	20
Other Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	70	84
Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	435	386
Corporate Claims [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	128	118
Civil Claims And Other [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	R$ 199	R$ 151